Consolidated statement of income - CAD ($) $ in Millions		3 Months Ended
		Jan. 31, 2023	Oct. 31, 2022	Jan. 31, 2022
Interest income (Note 14)
Loans	[1]	$ 6,927	$ 5,806	$ 3,206
Securities	[1]	1,571	1,243	629
Securities borrowed or purchased under resale agreements	[1]	995	669	78
Deposits with banks and other	[1]	767	474	28
Interest income	[1]	10,260	8,192	3,941
Interest expense (Note 14)
Deposits		5,887	4,177	638
Securities sold short		92	121	68
Securities lent or sold under repurchase agreements		890	564	54
Subordinated indebtedness		103	84	29
Other		83	61	20
Interest expense		7,055	5,007	809
Net interest income		3,205	3,185	3,132
Non-interest income
Underwriting and advisory fees		103	143	148
Deposit and payment fees		220	221	214
Credit fees		337	331	322
Card fees		106	102	135
Investment management and custodial fees		428	428	445
Mutual fund fees		472	418	479
Insurance fees, net of claims		90	80	94
Commissions on securities transactions		88	79	106
Gains (losses) from financial instruments measured/designated at fair value through profit or loss (FVTPL), net		678	309	259
Gains (losses) from debt securities measured at fair value through other comprehensive income (FVOCI) and amortized cost, net		10	(6)	19
Foreign exchange other than trading (FXOTT)		127	25	73
Income (loss) from equity-accounted associates and joint ventures		(4)	9	13
Other		67	64	59
Non-interest income		2,722	2,203	2,366
Total revenue		5,927	5,388	5,498
Provision for credit losses (Note 6)		295	436	75
Non-interest expenses
Employee compensation and benefits		1,909	1,897	1,747
Occupancy costs		208	253	204
Computer, software and office equipment		588	598	530
Communications		89	89	80
Advertising and business development		73	101	63
Professional fees		58	82	71
Business and capital taxes		39	33	32
Other (Note 13)		1,498	430	296
Non-interest expenses		4,462	3,483	3,023
Income before income taxes		1,170	1,469	2,400
Income taxes		738	284	531
Net income		432	1,185	1,869
Net income attributable to non-controlling interests		9	7	5
Preferred shareholders and other equity instrument holders		72	37	41
Common shareholders		351	1,141	1,823
Net income attributable to equity shareholders		$ 423	$ 1,178	$ 1,864
Earnings per share (in dollars) (Note 12)
Basic	[2]	$ 0.39	$ 1.26	$ 2.02
Diluted	[2]	0.39	1.26	2.01
Dividends per common share (in dollars)	[2]	$ 0.85	$ 0.83	$ 0.805

[1]	Interest income included $9.6 billion for the quarter ended January 31, 2023 (October 31, 2022: $7.6 billion; January 31, 2022: $3.5 billion), calculated based on the effective interest rate method.
[2]	On April 7, 2022, CIBC shareholders approved a two-for-one share split (Share Split) of CIBC’s issued and outstanding common shares. Each shareholder of record at the close of business on May 6, 2022 (Record Date) received one additional share on May 13, 2022 (Payment Date) for every one share held on the Record Date. All common share numbers and per common share amounts have been adjusted to reflect the Share Split as if it was retroactively applied to the beginning of 2022.